Investment Objectives and Goals - REX FANG & Innovation Equity Premium Income ETF	Nov. 26, 2025
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY –REX FANG & INNOVATION EQUITY PREMIUM INCOME ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	REX FANG & Innovation Equity Premium Income ETF’s (the “Fund”) investment objectives are capital appreciation and current income.